Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2022	$ 41
Expected benefit payments
Expected benefit payments, 2022	153
Expected benefit payments, 2023	162
Expected benefit payments, 2024	162
Expected benefit payments, 2025	165
Expected benefit payments, 2026	169
Expected benefit payments, 2027 - 2031	872
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2022	20
Expected benefit payments
Expected benefit payments, 2022	21
Expected benefit payments, 2023	22
Expected benefit payments, 2024	22
Expected benefit payments, 2025	22
Expected benefit payments, 2026	22
Expected benefit payments, 2027 - 2031	$ 104